Basis of Presentation and Accounting Policies (Impacts of IFRS 15, Revenue from Contracts with Customers - Condensed consolidated Statements of Financial Position) (Details) - CAD ($) $ in Millions	Feb. 28, 2019	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017
Consolidated Statements of Financial Position (unaudited)
Current portion of contract assets	$ 74	$ 59		$ 15
Other current assets	332	273		179
Contract assets	71	76		44
Other long-term assets	172	197		216
Accounts payable and accrued liabilities	931	970		909
Current portion of contract liabilities	218	226		214
Deferred credits	435	442		469
Deferred income tax liabilities	1,924	1,884		1,863
Contract liabilities	16	18		21
Shareholders' equity	$ 6,129	5,970	$ 6,036	6,194
IFRS 15 - Revenue from Contracts with Customers [member]
Consolidated Statements of Financial Position (unaudited)
Current portion of contract assets		59		15
Other current assets		273		179
Contract assets		76		44
Other long-term assets		198		216
Accounts payable and accrued liabilities		970		909
Unearned Revenue		0		0
Current portion of contract liabilities		226		214
Deferred credits		442		469
Deferred income tax liabilities		1,888		1,863
Contract liabilities		18		21
Shareholders' equity		5,979		6,194
As reported [member]
Consolidated Statements of Financial Position (unaudited)
Current portion of contract assets		0		0
Other current assets		286		155
Contract assets		0		0
Other long-term assets		300		255
Accounts payable and accrued liabilities		971		913
Current portion of contract liabilities		0		0
Deferred credits		460		490
Deferred income tax liabilities		1,894		1,858
Contract liabilities		0		0
Shareholders' equity		5,957		6,154
As reported [member] | IFRS 15 - Revenue from Contracts with Customers [member]
Consolidated Statements of Financial Position (unaudited)
Current portion of contract assets		0		0
Other current assets		286		155
Contract assets		0		0
Other long-term assets		300		255
Accounts payable and accrued liabilities		971		913
Unearned Revenue		221		211
Current portion of contract liabilities		0		0
Deferred credits		460		490
Deferred income tax liabilities		1,894		1,858
Contract liabilities		0		0
Shareholders' equity		5,957		6,154
The effect of transition to IFRS 15 and adoption of our new accounting policy [member]
Consolidated Statements of Financial Position (unaudited)
Current portion of contract assets		59		15
Other current assets		273		179
Contract assets		76		44
Other long-term assets		197		216
Accounts payable and accrued liabilities		970		909
Current portion of contract liabilities		226		214
Deferred credits		442		469
Deferred income tax liabilities		1,884		1,863
Contract liabilities		18		21
Shareholders' equity		5,970		6,194
Effect of transition [Member] | IFRS 15 - Revenue from Contracts with Customers [member]
Consolidated Statements of Financial Position (unaudited)
Current portion of contract assets		59		15
Other current assets		(13)		24
Contract assets		76		44
Other long-term assets		(102)		(39)
Accounts payable and accrued liabilities		(1)		(4)
Unearned Revenue		(221)		(211)
Current portion of contract liabilities		226		214
Deferred credits		(18)		(21)
Deferred income tax liabilities		(6)		5
Contract liabilities		18		21
Shareholders' equity		$ 22		$ 40